Investment Securities (Changes in Cumulative Credit Loss Impairments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Cumulative Credit Loss Impairments Recognized on Debt Securities
Cumulative credit loss impairments recognized, beginning of period	$ 1,021	$ 459	$ 557
Credit loss impairments recognized on securities not previously impaired	4	388	26
Incremental credit loss impairments recognized on securities previously impaired	4	294	40
Less: credit loss impairments previously recognized on securities sold during the period	304	120	164
Cumulative credit loss impairments recognized, end of period	$ 725	$ 1,021	$ 459